Earnings Per Share - Antidilutive Shares (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	3,317,041	2,064,951
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	54,637	845,315	201,581
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	96,029	1,540,152	0